Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details 1) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	$ 985,934	$ 958,709	$ 955,371
Allowance for lending-related commitments	688	717	940	939
Commitments with collateral	38,000	37,800
Wholesale [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Total contractual amount	355,561	346,079
Standby Letters of Credit, and Other Financial Guarantees [Member]
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	71,244	70,236
Noninvestment-grade	24,117	24,601
Total contractual amount	95,361	94,837
Allowance for lending-related commitments	341	345
Commitments with collateral	38,034	37,815
Other letters of credit
Standby letters of credit and other financial guarantees and other letters of credit [Abstract]
Investment-grade	4,761	5,289
Noninvestment-grade	1,182	1,374
Total contractual amount	5,943	6,663
Allowance for lending-related commitments	1	2
Commitments with collateral, other letters of credit	$ 1,986	$ 2,127